Financial Instruments (Tables)	12 Months Ended
Jun. 29, 2013
Aggregate Notional Dollar Amount Of Derivatives
Prior to the spin-off of its international coffee and tea business, the company used non-derivative instruments such as non-U.S. dollar financing transactions or non-U.S. dollar assets or liabilities, including intercompany loans, to hedge the exposure of changes in underlying foreign currency denominated subsidiary net assets, and they were declared as Net Investment Hedges.
The notional values of the various derivative instruments used by the company are summarized in the following table:

In millions	June 29, 2013	June 30, 2012	Hedge Coverage (Number of Months)
Swap Contracts
Rec. fixed/pay fixed - cross currency swaps notional[1]	$—	$(40)	—
Commodity contracts
Commodity future contracts[2]
Grains and oilseeds	$34	$56	5
Energy	29	27	11
Other commodities	20	25	6
1 The notional value is calculated using the exchange rates as the reporting date.
2 Commodity futures contracts are determined by the notional cost of the contract.

Fair Value Of The Long Term Debt Including The Current Portion
Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., exit price) in an orderly transaction between market participants at the measurement date. Assets and liabilities measured at fair value must be categorized into one of three different levels depending on the assumptions (i.e., inputs) used in the valuation. Level 1 provides the most reliable measure of fair value while level 3 generally requires significant management judgment. Assets and liabilities are classified in their entirety based on the lowest level of input significant to the fair value measurement.
The carrying amounts of cash and equivalents, trade accounts receivables, accounts payable, derivative instruments and notes payable approximate fair values due to their short-term nature and are considered Level 1 based on the valuation inputs. The carrying value of derivative instruments approximate fair value but may be considered Level 1 or Level 2 based on the valuation inputs used (see balance sheet classification and fair value determination in the table presented later in this disclosure.) The fair value of the company’s long-term debt (considered Level 2 based on the valuation inputs used), including the current portion, is estimated using discounted cash flows based on the company’s current incremental borrowing rates for similar types of borrowing arrangements.

	June 29, 2013		June 30, 2012
In millions	Fair Value	Carrying Amount	Fair Value	Carrying Amount
Long-term debt, including current portion	$981	$951	$1,004	$945

Fair Value Of All Derivative Contracts
Information on the location and amounts of derivative fair values in the Consolidated Balance Sheet at June 29, 2013 and June 30, 2012 is as follows:

	Assets		Liabilities
	Other Current Assets		Accrued Liabilities - Other
In millions	June 29, 2013	June 30, 2012	June 29, 2013	June 30, 2012
Derivatives Designated as Hedging Instruments:
Foreign exchange contracts(1)	$—	$—	$—	$40
Derivatives Not Designated as Hedging Instruments:
Foreign exchange contracts(1)	—	1	—	—
Total derivatives	$—	$1	$—	$40

Information Relating To Cash Flow Hedges, Net Investment Hedges, Fair Value Hedges And Other Derivatives Not Designated As Hedging Instruments
Information related to our cash flow hedges, net investment hedges, fair value hedges and other derivatives not designated as hedging instruments for the periods ended June 29, 2013, and June 30, 2012, follows:

		Interest Rate Contracts		Foreign Exchange Contracts		Commodity Contracts		Total
In millions	Year ended	June 29, 2013	June 30, 2012	June 29, 2013	June 30, 2012	June 29, 2013	June 30, 2012	June 29, 2013	June 30, 2012
Cash Flow Derivatives
Amount of gain (loss) recognized in other comprehensive income (OCI)[1]		$—	$(8)	$—	$—	$6	$13	$6	$5
Amount of gain (loss) reclassified from AOCI into earnings1, [2]		—	(3)	—	2	18	2	18	1
Amount of ineffectiveness recognized in earnings3, [4]		—	—	—	(2)	(1)	2	(1)	—
Amount of gain (loss) expected to be reclassified into earnings during the next twelve months		—	—	—	—	(2)	10	(2)	10
Net Investment Derivatives
Amount of gain (loss) recognized in OCI[1]		—	—	—	604	—	—	—	604
Amount of gain (loss) recognized from OCI into earnings[6]		—	—	—	(446)	—	—	—	(446)
Amount of gain (loss) recognized from OCI into spin-off dividend[7]		—	—	—	324	—	—	—	324
Fair Value Derivatives
Amount of derivative gain (loss) recognized in earnings[5]		—	1	—	—	—	—	—	1
Amount of hedged item gain (loss) recognized in earnings[5]		—	4	—	—	—	—	—	4
Derivatives Not Designated as Hedging Instruments
Amount of gain (loss) recognized in Cost of Sales		—	—	—	—	(2)	(2)	(2)	(2)
Amount of gain (loss) recognized in SG&A		—	—	—	(15)	2	—	2	(15)
1 Effective Portion
2 Gain (loss) reclassified from AOCI into earnings is reported in interest or debt extinguishment , for interest rate swaps, in selling, general, and administrative (SG&A) expenses for foreign exchange contracts and in cost of sales for commodity contracts.
3 Gain (loss) recognized in earnings is related to the ineffective portion and amounts excluded from the assessment of hedge effectiveness.
4 Gain (loss) recognized in earnings is reported in interest expense for foreign exchange contract and SG&A expenses for commodity contracts.
5 The amount of gain (loss) recognized in earnings on the derivative contracts and the related hedged item is reported in interest or debt extinguishment, for the interest rate contracts and SG&A for the foreign exchange contracts.
6 The gain (loss) recognized from OCI into earnings is reported in gain on sale of discontinued operations.
7 The gain/(loss) recognized from OCI into the spin-off dividend is reported in Retained Earnings as a result of the spin-off